Significant Policies (Predecessor)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies - Recent Accounting Pronouncements
2. Significant Accounting Policies – Recent Accounting Pronouncements

a) Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of OceanPal Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity (“VIE”) for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at-risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. If the Company holds a variable interest in an entity that previously was not a VIE, the Company reconsiders the initial determination of whether the entity has become a VIE if certain types of events (“reconsideration events”) occur. The Company has identified it has variable interests in RFSea Infrastructure II AS (“RFSea”) and that RFSea is a variable interest entity as of December 31, 2023, but is not the primary beneficiary of such entity (Note 4).The Company’s evaluation did not result in identification of consolidated variable interest entities as of December 31, 2023, and 2022.

b) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c) Other comprehensive (loss)/ income: The Company has no other comprehensive (loss)/income and accordingly comprehensive (loss)/income equals net (loss)/income for the periods presented.

d) Foreign currency translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of comprehensive (loss)/income.

e) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents. Interest earned on cash and cash equivalents is separately presented in the accompanying consolidated statements of comprehensive (loss)/income under “Interest Income”.

f) Accounts receivable, trade, net: The amount shown as accounts receivable, trade, net at each balance sheet date, includes receivables from charterers for hire from lease agreements, net of allowance for doubtful accounts related to expected uncollectible accounts receivable, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for doubtful accounts. The Company assessed its accounts receivable, trade and its credit risk relating to its charterers, also considering the global pandemic and geopolitical events and the effect that these events could have on its accounts. The Company recognizes allowance for doubtful accounts deriving from the collectability assessment as direct reduction to lease income, which for 2023, 2022 and 2021 amounted to $33, $15, and nil, respectively. The Company does not recognize interest income on trade receivables as all balances are usually settled within a year. The Company classifies accounts receivable, trade, net from charterers in dispute within “Prepaid expenses and other assets, net” in the accompanying consolidated balance sheets (Note 6).

g) Inventories: Inventories consist of lubricants and victualling which are stated, on a consistent basis, at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel is without employment, or remains idle. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

h) Equity method investments: Investments in the equity of entities over which the Company exercises significant influence but does not exercise control are accounted for by the equity method of accounting in accordance with ASC 321 “Investments-Equity securities”. In reaching such a conclusion, the Company first assesses whether it holds variable interests in the investee and further, whether the investee meets the definition of a VIE. The Company then determines whether it is the investee’s primary beneficiary by considering any special rights (in terms of voting, board representation, kick out rights, or otherwise), that grant it with the power to direct the activities of the investee. In case the investee does not fall under the consolidation guidance, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received, if any, reduce the carrying amount of the investment. When the carrying value of an equity method investment equals or exceeds the Company’s interest because of losses, the Company does not recognize further losses, unless the Company has made advances, incurred obligations, or has made payments on behalf of the investee and is committed to provide further financial support to the investee. At each reporting period, the Company also evaluates whether a loss in the value of an investment that is other than a temporary decline should be recognized. In its assessment, the Company evaluates indicators such as market conditions, the investee’s performance, and the ability to sustain an earnings capacity that would justify the carrying amount of the investment and its ability to continue as a going concern. Measurement of the impairment loss is based on the fair value of the investment. As of December 31, 2023, with regards to its investment in RFSea, the Company determined that it had variable interests in RFSea and that RFSea was a VIE, but the Company was not the primary beneficiary of such entity. The Company further evaluated that no loss in the value of its investment in RFSea should be recognized (Note 4).

i) Insurance claims: The Company records insurance claims for insured loss recoveries due to fixed assets damage and for insured crew medical expenses. Insurance claims are recorded, net of any deductible amounts, at the time when the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, recovery is probable under the related insurance policies, the Company can estimate the amount of such recovery and the claim is not subject to litigation. During 2023, the Company incurred insurance recoveries from damage to one of its vessels and from medical claims amounting to $1,058 in the aggregate, included in the accompanying 2023 consolidated statements of comprehensive (loss)/income under “Vessel operating expenses”. No insurance claim recoveries were incurred during 2022 and the period from inception date (April 15, 2021) to December 31, 2021.

j) Vessels, net: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred. As of the balance sheet date, vessels are stated at cost less accumulated depreciation expense and impairment charge, if any. In case of vessel acquisitions, if the agreed contract price includes non-cash consideration through the issuance of equity instruments to the seller, the vessel acquisition is accounted for under the provisions of ASC 360 and the non-cash consideration is assessed through fair value measurement.

k) Impairment of long-lived assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount plus unamortized dry-docking costs, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset, determined primarily by third party valuations The bulker sector has recently experienced decreased charter rates and decreased vessel market values, which are conditions that the Company considers as indicators of a potential impairment. In developing estimates of future undiscounted projected net operating cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to future charter rates for the unfixed days and future fleet utilization rates. Other assumptions used are: charter rates calculated for the fixed days using the fixed charter rate of each vessel from existing time charters, the expected outflows for scheduled vessels’ maintenance, vessel operating expenses, estimated remaining useful life of each vessel, and the vessels’ residual value if sold for scrap. The assumptions used to develop estimates of future undiscounted projected net operating cash flows are based on historical trends as well as future expectations, employment prospects under the then current market conditions and a vessels’ age. In particular, for the unfixed days, the Company uses the most recent historical ten-year average market rates available for each type of vessel over the remaining estimated life of each vessel, as applicable, net of commissions. Historical ten-year average market rates are in line with the Company’s overall chartering strategy, and they reflect the full operating history of vessels of the same type and particulars with the Company’s operating fleet. In addition, effective fleet utilization is assumed to be 98%, which is additionally affected by the period(s) each vessel is expected to undergo her scheduled maintenance, assumptions in line with the Company’s historical performance and its expectations for future fleet utilization under its fleet employment strategy. This calculation is then compared with the vessels’ net book value plus unamortized dry-docking costs. The difference between the carrying amount of the vessel plus unamortized dry-docking costs and their fair value, if any, is recognized in the Company’s accounts as impairment loss. No impairment loss was identified or recorded in the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021.

l) Vessel depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. In 2023, the Company identified that the estimated scrap rate used for the determination of annual depreciation was not in line with the current average historical rate and as such, the estimated scrap rate is revised (Note 5). Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

m) Accounting for dry-docking costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment.

n) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, trade accounts receivable and amounts due to/from related parties. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk (Note 11).

o) Accounting for revenues and expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. The charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. The Company incurs voyage expenses such as commissions, bunkers (fuel oil and diesel oil), and port expenses relating to owners’ matters. When a vessel is delivered to a charterer, bunkers are purchased by the charterer and sold back to the Company on the redelivery of the vessel. Bunker gain, or loss, results when a vessel is redelivered by a charterer and delivered to the next charterer at different bunker prices, or quantities. For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, the Company incurred loss, loss and gain on bunkers amounting to $186, $1,949, and $63 respectively, primarily resulting from the difference in the value of bunkers paid by the Company when the vessel was redelivered to the Company from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by the Company when the vessel was delivered to a new charterer. This gain or loss is included in “Voyage expenses” in the accompanying consolidated statements of comprehensive (loss)/income. Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. Revenues from time charter agreements providing for variable lease payments are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as the service is performed. The Company, as lessor, has elected to apply the practical expedient not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. Also, the Company elected to apply a package of practical expedients which does not require the Company, as a lessor, to reassess: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC 842. Apart from the agreed hire rate, the owner may be entitled to an additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company has made an accounting policy election to recognize the related ballast costs incurred, mainly consisting of bunkers’ consumption, over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfillment costs are amortized over the charter period in accordance with ASC 340-40. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred, since commissions are earned as the Company’s revenues are earned. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize revenue have not been met. The majority of the vessels are employed on short to medium-term time charter contracts, which provides flexibility in responding to market developments. The Company monitors developments in the dry bulk shipping industry on a regular basis and adjusts the charter hire periods for the vessels according to prevailing market conditions.

p) Repairs and maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses” in the accompanying consolidated statements of comprehensive (loss)/income.

q) (Loss)/Earnings per common share: Basic (loss)/earnings per common share are computed by dividing net (loss)/income available to common stockholders by the weighted average number of common shares outstanding during the year. Unvested preferred shares granted under the Company’s equity incentive plan, and Class A warrants are entitled to receive dividends which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings as if all such earnings had been distributed during the period. Under this method, net (loss)/income is reduced by the amount of dividends declared or accumulated in the current period for common stockholders and participating security holders. The remaining earnings or “undistributed earnings” are allocated between common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. Once calculated, the (loss)/earnings per common share is computed by dividing the net (loss)/income attributable to common stockholders by the weighted average number of common shares outstanding during each year presented. Diluted (loss)/earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. Diluted (loss)/earnings attributable to common stockholders per common share is computed by dividing the net (loss)/income attributable to common stockholders by the weighted average number of common shares outstanding plus the dilutive effect of warrants and shares issued and outstanding under the Company’s equity incentive plan during the applicable periods and the dilutive effect of convertible securities during the applicable periods as well. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Company’s equity incentive plan. The if converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible preferred stock. The two-class method is used for diluted (loss)/earnings per common share when such is the most dilutive method, considering anti – dilution sequencing as per ASC 260. For purposes of the if converted calculation, the conversion price of convertible preferred stock is based on the fixed conversion price or on the average market price when the number of shares that may be issued is variable. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

r) Segment reporting: The Company engages in the operation of dry-bulk vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide; they do not trade in specific trade routes, as their trading (route and cargo) is dictated by the charterers; and the Company does not evaluate the operating results for each type of dry bulk vessel (i.e., Panamax or Capesize) for the purpose of making decisions about allocating resources and assessing performance.

s) Fair value measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets, liabilities and equity instruments classified in stockholders’ equity. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability or the consideration to transfer equity interests issued in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value measurement assumes that an instrument classified in stockholders’ equity is transferred to a market participant at the measurement date. The transfer of an instrument classified in stockholders’ equity assumes that the instrument would remain outstanding, and the market participant takes on the rights and responsibilities associated with the instrument. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets, liabilities and equity instruments classified in stockholders’ equity carried at the fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities or equity instruments; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

t) Share based payments: The Company issues restricted share awards which are measured at fair value on their grant date and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

u) Going concern: The Company follows the provisions of ASC 205-40 “Presentation of financial statements – Going Concern”, which provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

v) Financial instruments, credit losses: At each reporting date, the Company evaluates its financial assets individually for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses the Company considers available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. No provision for credit losses were recorded in 2023, 2022 and the period from inception (April 15, 2021) through December 31, 2021.

w) Evaluation of nonmonetary transactions: When the Company enters into a nonmonetary transaction as defined broadly under ASC 845, it determines whether the transaction is a contribution of an asset or a business by assessing the definition of a business under ASC 805 and whether the transaction is pro-rata. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with FASB Topic 805 Business Combinations: Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets contributed under nonmonetary transactions that do not meet the definition of a business, are measured at their fair values on the transaction date in accordance with ASC 845, if the fair value is objectively measurable and clearly realizable in an outright sale at or near the distribution.

x) Distinguishing liabilities from equity: The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. In its assessment, the Company analyzes key features of these financial instruments to determine whether they are more akin to equity or to debt. It then identifies any embedded features in those instruments and examines whether the identified embedded features fall under the definition of a derivative according to the provisions of ASC 815 or whether those features require bifurcation (other than those with de minimis value) or affect classification in permanent equity. Financial instruments meeting the classification of liability are initially measured at fair value and are subsequently remeasured at each balance sheet date with the offsetting adjustments recorded within the consolidated statements of comprehensive (loss)/income. Upon settlement or termination, instruments classified as liabilities at fair value are marked to their fair value at the settlement date and then the liability gets settled. The Company values its instruments classified as liabilities using either the Black-Scholes option pricing model or other acceptable valuation models, including the binominal option pricing model (Note 7).

y) Redemption of shares or convertible preferred stock for issuance of shares of common stock: In the case of conversion of preferred stock to common stock, with the conversion feature assessed by the Company at first using the provisions of ASC 480-10-25-14 and then determined as requiring evaluation as a redemption feature (Note 2(x)), the Company follows redemption accounting. A redemption of preferred stock according to its original terms may be paid using cash, other instruments issued by the issuer or other assets (individually and collectively, the consideration) and may include a premium or discount. As per ASC 260-10-S99-2, a premium paid on redemption represents a return similar to a dividend to/from the preferred holder. In particular, when the Company determines that on the redemption date there is a difference in the carrying value of the preferred stock, as compared to the fair value of the common shares issued, that value represents a dividend to/from the preferred holders, which should be deducted from (if a premium) or added to (if a discount) the net (loss)/ income to arrive at the net (loss)/income available to common stockholders (Note 8).

z) Offering expenses: Expenses directly attributable to an equity offering are deferred and offset against the proceeds of the offering within additional paid-in capital, unless the offering is aborted, in which case they are written-off and charged to net (loss)/income. Deferred offering expenses in relation to ongoing offerings that have not materialized as of December 31, 2023 and 2022, amounted to $59 and $376, respectively, and are included in “Deferred charges, net” in the accompanying consolidated balance sheets.

New Accounting Pronouncements - Not yet adopted

In October 2023, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. The amendments in this Update modify the disclosure or presentation requirements of a variety of Topics in the Codification. The effective date for each amendment of the ASU 2023-06 will be, the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The amendments in ASU 2023-06 should be applied prospectively. The Company has assessed that the adoption of this standard will not have any impact on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures (or ASU 2023-07). ASU 2023-07 introduced updates for how significant segment expense categories and amounts for each reportable segment are disclosed. A significant segment expense is defined as an expense that is: a) Significant to the segment, b) Regularly provided to or easily computed from information regularly provided to the chief operating decision maker, and c) Included in the reported measure of segment profit or loss. The additional disclosure for segmented reporting is intended to provide additional information to financial statement users as now expenses such as direct expenses, shared expenses, allocated corporate overhead, or significant interest expense need to be disaggregated and reported separately for each segment. ASU 2023-07 also requires that all segment-related disclosures required by FASB Topic 280 (Segment Reporting) be made also by entities that have a single reportable segment. ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, and early adoption is permitted. Upon adoption, a public entity will apply the ASU as of the beginning of the earliest period presented. The Company has assessed that the adoption of this standard will not have any impact on the Company’s consolidated financial statements and related disclosures.

OceanPal Inc. Predecessors [Member]
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies - Recent Accounting Pronouncements
2. Significant Policies
a) Basis of presentation: The accompanying combined carve-out financial statements include the accounts of the legal entities comprising OceanPal Inc. Predecessors as discussed in Note 1. OceanPal Inc. Predecessors have historically operated as part of the Parent and not as a standalone company. Financial statements representing the historical operations of Parent’s business have been derived from Parent’s historical accounting records and are presented on a carve-out basis. All revenues, costs, assets and liabilities directly associated with the business activity of OceanPal Inc. Predecessors are included in the combined carve-out financial statements. The combined financial statements are prepared in conformity with the U.S. generally accepted accounting principles and reflect the financial position, results of operations and comprehensive income/(loss) and cash flows associated with the business activity of the OceanPal Inc. Predecessors as they were historically managed.
The combined carve-out statements of operations also reflect intercompany expense allocations made to OceanPal Inc. Predecessors by DSI of certain general and administrative expenses from Parent (Note 6). However, amounts recognized by OceanPal Inc. Predecessors are not necessarily representative of the amounts that would have been reflected in the financial statements had the OceanPal Inc. Predecessors operated independently of Parent as the OceanPal Inc. Predecessors would have had additional administrative expenses, including legal, professional, treasury and regulatory compliance and other costs normally incurred by a listed public entity. Management has estimated these additional administrative expenses to be $1,104,894, $1,265,051 and $809,205, respectively, for the period from January 1, 2021, to November 29, 2021, and for the years ended December 31, 2020 and 2019, respectively. Both the OceanPal Inc. Predecessors and DSI consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by the Predecessors during the periods presented. The allocations may not, however, reflect the expense the OceanPal Inc. Predecessors have incurred as an independent, publicly traded company for the periods presented.
OceanPal Inc. Predecessors have no common capital structure for the combined business and, accordingly, has not presented historical earnings per share.

b) Use of Estimates: The preparation of combined carve-out financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined carve-out financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c) Other Comprehensive Income / (Loss): OceanPal Inc. Predecessors have no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented.

d) Foreign Currency: The functional currency of OceanPal Inc. Predecessors is the U.S. dollar because the OceanPal Inc. Predecessors vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. OceanPal Inc. Predecessors’ accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are included in “Other income/(loss)” in the accompanying combined carve-out statements of operations and comprehensive income/(loss).

e) Cash and Cash Equivalents: OceanPal Inc. Predecessors consider time deposits, certificates of deposit and their equivalents with an original maturity of up to about three months to be cash equivalents.

f) Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire from lease agreements, net of allowance for credit loss, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Operating lease receivables under ASC 842 are not in scope of ASC 326 for assessment of credit loss, however OceanPal Inc. Predecessors assess their accounts receivable, trade and their credit risk relating to their charterers. No provision for doubtful accounts receivable has been recorded in the accompanying statements of comprehensive income/ (loss) during the period from January 1, 2021 through November 29, 2021, and the years ended December 31, 2020 and 2019.

g) Inventories: Inventories consist of lubricants which are stated, on a consistent basis, at the lower of cost or net realizable value. Cost is determined by the first in, first out method. Amounts removed from inventory are also determined by the first in first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel is without employment. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

h) Insurance claims. Claims receivable are recorded on accrual basis, net of deductibles, through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation.
i) Vessel, net: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. As at balance sheet date, vessels are stated at cost less accumulated depreciation expense and impairment charge, if any.

j) Vessels held for sale: OceanPal Inc. Predecessors classify assets as being held for sale when the respective criteria are met. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The fair value less cost to sell of an asset held for sale is assessed at each reporting period it remains classified as held for sale. When the plan to sell an asset changes, the asset is reclassified as held and used, measured at the lower of its carrying amount before it was recorded as held for sale, adjusted for depreciation, and the asset’s fair value at the date of the decision not to sell.

k) Impairment of Long-Lived Assets: Long-lived assets are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount plus unamortized dry-docking costs of an asset may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of an asset over its remaining useful life and its eventual disposition is less than its carrying amount plus unamortized dry-docking costs, OceanPal Inc. Predecessors evaluate the asset for impairment loss. Measurement of impairment loss is based on the fair value of the asset, determined mainly by third party valuations.

OceanPal Inc. Predecessors undiscounted projected net operating cash flows by considering the historical and estimated vessels’ performance and utilization with the significant assumption being future charter rates for the unfixed days, using the most recent 10 year  average of historical 1 year time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. In 2019, the 1 year time charter rates did not include the rate for 2010, as it had been previously considered by Parent well above the average. Other than that, historical ten-year blended average one-year time charter rates are in line with the OceanPal Inc. Predecessors’ overall chartering strategy, they reflect the full operating history of vessels of the same type and particulars with the OceanPal Inc. Predecessors’ operating fleet and they cover at least a full business cycle, where applicable. Other assumptions used in developing estimates of future undiscounted cash flow are charter rates calculated for the fixed days using the fixed charter rate of each vessel from existing time charters, the expected outflows for scheduled vessels’ maintenance; vessel operating expenses; fleet utilization, and the vessels’ residual value if sold for scrap. Assumptions are in line with the OceanPal Inc. Predecessors’ historical performance and expectations for future fleet utilization under their current fleet deployment strategy. This calculation is then compared with the vessels’ net book value plus unamortized dry-docking costs. The difference between the carrying amount of the vessel plus unamortized dry-docking costs and its fair value is recognized in the OceanPal Inc. Predecessors’ accounts as impairment loss. No impairment loss was identified or recorded in 2019, in 2020 and in the period from January 1, 2021, to November 29, 2021 due to this exercise. However, an impairment charge amounting to $3,047,978 recorded in 2019 for vessel Calipso, which was classified as held for sale (Note 4).

l) Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the OceanPal Inc. Predecessors’ vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

m) Accounting for Dry-Docking Costs: OceanPal Inc. Predecessors follow the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment (Note 4).
n) Concentration of Credit Risk: Financial instruments, which potentially subject OceanPal Inc. Predecessors to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. OceanPal Inc. Predecessors place temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the OceanPal Inc. Predecessors’ investment strategy. OceanPal Inc. Predecessors limit their credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally do not require collateral for accounts receivable and do not have any agreements to mitigate credit risk.

o) Accounting for Revenues and Expenses: Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers. Additionally, the charterer pays to third parties port, canal and bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs and are not recorded as they are directly paid by charterers, unless they are for the account of the owner, in which case they are included in voyage expenses. OceanPal Inc. Predecessors incur voyage expenses that mainly include commissions because all of vessels are employed under time charters that require the charterer to bear voyage expenses such as bunkers (fuel oil), port and canal charges. When a vessel is delivered to a charterer, bunkers are purchased by the charterer and sold back to OceanPal Inc. Predecessors on the redelivery of the vessel. Bunker gain, or loss, result when a vessel is redelivered by her charterer and delivered to the next charterer at different bunker prices, or quantities. For the period From January 1, 2021, to November 29, 2021, and for the years ended December 31, 2020 and 2019, respectively, the OceanPal Inc. Predecessors incurred gain on bunkers amounting to $330,454, and loss on bunkers amounting to $287,352 and $229,481, respectively, resulting mainly from the difference in the value of bunkers paid by OceanPal Inc. Predecessors when the vessel is redelivered to OceanPal Inc. Predecessors from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by OceanPal Inc. Predecessors when the vessel is delivered to a new charterer. This gain/loss is included in “Voyage expenses” in the accompanying combined carve-out statements of comprehensive income / (loss). Additionally, the owner pays commissions on the hire revenue, to both the charterer and to brokers, which are direct costs and are recorded in voyage expenses. Under a time charter agreement, the owner pays for the operation and the maintenance of the vessel, including crew, insurance, spares and repairs, which are recognized in operating expenses. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. OceanPal Inc. Predecessors, as lessors, have elected not to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as OceanPal Inc. Predecessors have assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts.

p) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying combined carve-out statements of operations and comprehensive income/(loss).

q) Segmental Reporting: OceanPal Inc. Predecessors engage in the operation of dry-bulk vessels which has been identified as one reportable segment. The operation of the vessels is the main source of revenue generation, the services provided by the vessels are similar and they all operate under the same economic environment. Additionally, the vessels do not operate in specific geographic areas, as they trade worldwide; they do not trade in specific trade routes, as their trading (route and cargo) is dictated by the charterers; and OceanPal Inc. Predecessors do not evaluate the operating results for each type of dry bulk vessels (Panamax or Capesize) for the purpose of making decisions about allocating resources and assessing performance.
r) Fair Value Measurements: OceanPal Inc. Predecessors classify and discloses their assets and liabilities carried at fair value in one of the following categories: Level 1: Quoted market prices in active markets for identical assets or liabilities; Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; Level 3: Unobservable inputs that are not corroborated by market data.

s) Going concern: Management evaluates, at each reporting period, whether there are conditions or events that raise substantial doubt about OceanPal Inc. Predecessors’ ability to continue as a going concern within one year from the date the combined carve-out financial statements are issued.

t) Financial Instruments, credit losses: At each reporting date, OceanPal Inc. Predecessors evaluate financial assets for credit losses and presents such assets in the net amount expected to be collected on such financial asset. When financial assets present similar risk characteristics, these are evaluated on a collective basis. When developing an estimate of expected credit losses OceanPal Inc. Predecessors consider available information relevant to assessing the collectability of cash flows such as internal information, past events, current conditions and reasonable and supportable forecasts. No allowance for credit loss has been recorded in the accompanying statements of comprehensive income/(loss) during the period from January 1, 2021 through November 29, 2021, and the years ended December 31, 2020 and 2019.

Recent Accounting Pronouncements — Not yet adopted
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. OceanPal Inc. Predecessors have assessed the impact of this new accounting guidance and the adoption of this ASU is not expected to have a material impact on the combined carve-out financial statements and related disclosures.
In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The impact of this new accounting guidance and the adoption of this ASU has been assessed and it is expected that it does not have a material impact on the OceanPal Inc. Predecessors’ combined carve-out financial statements and related disclosures.